Financial risk management (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Trade accounts receivables	$ 140,793	$ 141,910
Total Assets	4,637,465	4,904,097
Liabilities
Loans and financings	1,762,633	1,725,566	$ 1,669,259
Trade payables	20,921	24,790
Lease liabilities	95,899	77,405	$ 27,205
Use of public assets	18,047	22,733
Total Liabilities	3,577,172	3,452,060
Foreign Currencies [Member]
Assets
Cash, cash equivalents and financial investments	98,067	105,802
Other Financial Instruments	70	29
Trade accounts receivables	19,553	19,885
Total Assets	117,690	125,716
Liabilities
Loans and financings	297,199	279,341
Other Financial Instruments	238	479
Trade payables	190,806	227,687
Lease liabilities	42,357	52,896
Use of public assets	18,047	22,733
Total Liabilities	548,647	583,136
Net exposure	$ (430,957)	$ (457,420)